Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Income Tax Expense
The amounts of income tax expense in the statements of income for 2023, 2022 and 2021 are summarized as follows:

		2023	2022	2021
Current income tax expense	$	1,147	170	172
Deferred income tax expense (benefit)		103	39	(35)

	$	1,250	209	137

Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities
As of December 31, 2023 and 2022, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2023	2022
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	445	561
Accounts payable and accrued expenses		883	734
Intangible assets, net		192	140
Others		11	20

Total deferred tax assets, gross		1,531	1,455
Presentation of net position by same legal entity		(1,168)	(1,044)

		363	411

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,470)	(1,406)
Investments and other assets		(141)	(32)

Total deferred tax liabilities, gross		(1,611)	(1,438)
Presentation of net position by same legal entity		1,168	1,044

Total deferred tax liabilities, net in the statement of financial position		(443)	(394)

Net deferred tax assets (liabilities)	$	(80)	17

Out of which:
Net deferred tax assets (liabilities) in Mexican entities	$	67	(17)
Net deferred tax assets (liabilities) in foreign entities		(147)	34

Net deferred tax assets (liabilities)	$	(80)	17

Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position
As of December 31, 2023 and 2022, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

	2023			2022

	Assets	Liabilities	Net	Assets	Liabilities	Net

Mexican entities	$185	(118)	67	$168	(185)	(17)
Foreign entities	178	(325)	(147)	243	(209)	34

	$363	(443)	(80)	$411	(394)	17

Summary of Breakdown of Changes in Consolidated Deferred Income Taxes
The breakdown of changes in consolidated deferred income taxes during 2023, 2022 and 2021 was as follows:

	2023	2022	2021

Deferred income tax expense (benefit) in the statement of income	$103	39	(35)
Deferred income tax (benefit) expense in stockholders’ equity	(6)	14	(38)
Reclassifications 1	–	7	78

Change in deferred income tax during the period	$97	60	5

1	In 2022 and 2021, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 4.2).

Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss
Current and/or deferred income tax relative to items of other comprehensive income during 2023, 2022 and 2021 were as follows:

	2023	2022	2021

Expense (benefit) related to foreign exchange fluctuations from intercompany balances (note 21.2)	$5	–	(6)
Expense (benefit) associated to actuarial results (note 21.2)	(5)	32	26
Benefit related to derivative financial instruments (note 17.4)	(41)	(30)	(1)
Expense (benefit) from foreign currency translation and other effects	35	12	(63)

	$(6)	14	(44)

Schedule of Consolidated Tax Loss and Tax Credits Carry Forwards Expire
As of December 31, 2023, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards

2024	$29	29	–
2025	48	46	2
2026	141	131	10
2027	318	286	32
2028 and thereafter	7,591	5,839	1,752

	$8,127	6,331	1,796

Schedule of Effective Tax Rate Table
For the years ended December 31, 2023, 2022 and 2021, the effective consolidated income tax rates were as follows:

		2023	2022	2021

Earnings before income tax	$	1,449	770	954
Income tax expense		(1,250)	(209)	(137)

Effective consolidated income tax expense rate 1		86.3%	27.1%	14.4%

1	The average effective tax rate equals the net amount of income tax benefit or expense divided by income or loss before income taxes, as these line items are reported in the statements of income.

Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to Cemex, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of income, which in 2023, 2022 and 2021 were as follows:

	2023		2022		2021

	%	$	%	$	%	$

Mexican statutory tax rate	30.0	435	30.0	231	30.0	280
Income tax penalties in Spain (note 20.4)	42.8	620	–	–	–	–
Difference between accounting and tax expenses, net 1	0.4	6	35.8	276	4.8	45
Non-taxable sale of equity securities and fixed assets	(1.2)	(17)	3.4	26	(3.8)	(35)
Difference between book and tax inflation	8.3	120	28.2	217	23.9	223
Differences in the income tax rates in the countries where Cemex operates 2	7.1	103	(6.2)	(48)	4.7	44
Changes in deferred tax assets 3	(3.9)	(57)	(59.7)	(460)	(48.7)	(454)
Changes in provisions for uncertain tax positions	0.1	1	(5.1)	(39)	2.6	24
Others	2.7	39	0.7	6	0.9	10

Effective consolidated income tax expense rate	86.3	1,250	27.1	209	14.4	137

1	In 2022, it includes $365, related to the effects of the impairment charges during the period which are basically non-deductible (note 7).

2
Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% and the applicable income tax rates of each country where Cemex operates. In 2021, it includes the effect related to the change in statutory tax rate in Colombia from 30% to 35%.

3	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to Cemex’s tax loss carryforwards.

Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet
The following table compares the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2023 and 2022:

	2023		2022

	Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation

Tax loss carryforwards generated and not recognized during the year	$–	45	–	38
Derecognition related to tax loss carryforwards recognized in prior years	(125)	–	(103)	–
Recognition related to unrecognized tax loss carryforwards	12	(105)	16	(498)
Foreign currency translation and other effects	(3)	3	(14)	–

Changes in deferred tax assets	$(116)	(57)	(101)	(460)

Schedule of Unrecognized Tax Benefits
A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021, excluding interest and penalties, is as follows:

	2023	2022	2021

Balance of tax positions at beginning of the period	$41	48	27
Additions for tax positions of prior periods	34	5	4
Additions for tax positions of current period	3	5	27
Reductions for tax positions related to prior periods and other items	(1)	(11)	(2)
Settlements and reclassifications	–	(4)	(5)
Expiration of the statute of limitations	(2)	(2)	(2)
Foreign currency translation effects	3	–	(1)

Balance of tax positions at end of the period	$78	41	48